Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Sony Americas Holding Inc. JPY (¥)	Mar. 31, 2012 Sony Europe Limited JPY (¥)	Mar. 31, 2012 Japan Gaap Subsidiaries for Local Tax Purposes JPY (¥)	Mar. 31, 2014 Sony Music Entertainment (Japan) Inc JPY (¥)	Mar. 31, 2014 Fiscal year ending March 31, 2015	Mar. 31, 2014 Minimum	Mar. 31, 2013 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2013 Maximum	Nov. 30, 2011 Fiscal year ending March 31, 2013 to March 31, 2015	Nov. 30, 2011 Fiscal year ending March 31, 2016	Mar. 31, 2012 Change in tax law USD ($)	Nov. 30, 2011 Change in tax law	Mar. 31, 2014 Change in tax law Minimum	Mar. 31, 2014 Change in tax law Maximum	Mar. 31, 2014 Domestic country	Mar. 31, 2014 Foreign country	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson JPY (¥)
Income Taxes [Line Items]
Percentage of annual use of net operating loss carryforwards																80.00%
Net operating loss carryforward period in Japan																	7 years	9 years
Statutory tax rate	38.30%	38.30%	(41.00%)					36.00%					38.00%	36.00%
Deferred tax expense (benefit)	¥ (6,661)	¥ 64,664	¥ 206,708												$ (32,729)
Tax benefit related to intraperiod tax allocation	28,797
Net increase (decrease) in total valuation allowance	96,283	63,014	394,520
Valuation allowance	1,027,530	931,247		203,025	20,694	32,631																78,393
Equity interest									20.00%	20.00%	50.00%	50.00%									50.00%	50.00%
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted	1,148,782
Gain on subsidiary's sale of stock arising from issuance of common stock							61,544
Operating loss carryforwards for tax purposes	601,065	546,322
Tax loss carryforwards with no expiration period	172,124
Expiration of remaining operating loss carryforwards	Substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2015 and 2023, and the remaining amounts expire in periods up to 20 years depending on the jurisdiction.
Tax credit carryforwards for tax purposes	74,544
Tax credit carryforwards with no expiration period	22,261
Expiration dates for remaining tax credit carryforwards											9 years
Interest expense recorded (reversed)	(2,699)	(3,935)	(1,336)
Penalties recorded (reversed)	352	(367)	(333)
Liabilities recorded for the payments of interest	6,553	9,252
Liabilities recorded for the payments of penalties	4,060	3,707
Maximum unrecognized tax benefits expected reduction within the next 12 months	¥ 3,510
Tax years subject to examinations																			From 2007 through 2013	From 1998 through 2013